CUSTOMER AND SUPPLIER CONCENTRATION (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases
Raw materials purchase percentage				10.00%
Percentage pf purchases	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Total revenues, percentage	25.90%
Raw materials purchase			$ 4.3